SCHEDULE OF ACCOUNTS NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 3,220	$ 9,230
Within 30 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	1,511	5,097
Between 31 and 60 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	587	1,290
Between 61 and 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	282	2,073
More Than 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 840	$ 770